T. ROWE PRICE GNMA Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Equipment Lease Heavy Duty  0.0%
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 400 410
Total Asset-Backed Securities (Cost $400) 410
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.7%
Commercial Mortgage Backed Securities  0.0%
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 6.928%, 6/15/39 (1) 230 228
228
Whole Loans Backed  0.7%
Arroyo Mortgage Trust
Series 2021-1R, Class A1, CMO, ARM
1.175%, 10/25/48 (1) 1,178 1,042
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 6.142%, 2/25/60 (1) 1,640 1,585
Tricon American Homes Trust
Series 2020-SFR2, Class B
1.832%, 11/17/39 (1) 1,895 1,730
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 1,404 1,399
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,200 1,178
6,934
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $6,974) 7,162
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  104.3%
U.S. Government Agency Obligations  7.8%
Federal Home Loan Mortgage
6.50%, 8/1/36  13 13
7.00%, 11/1/30 - 4/1/32  205 215

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, UMBS
5.00%, 10/1/51 - 3/1/53  6,208 6,179
5.50%, 9/1/52 - 6/1/54  8,478 8,572
6.00%, 6/1/54  2,370 2,426
7.00%, 6/1/54  1,193 1,247
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  965 905
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.642%,
6.035%, 11/1/35  2 2
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  480 499
Federal National Mortgage Assn., CMO, IO, 3.00%, 2/25/28  1,789 53
Federal National Mortgage Assn., UMBS
3.50%, 5/1/50  1,210 1,127
5.00%, 10/1/51  1,261 1,257
5.50%, 10/1/53  4,677 4,726
6.00%, 8/1/53 - 6/1/54  22,056 22,582
6.50%, 10/1/53 - 1/1/54  19,352 19,997
7.00%, 3/1/54 - 6/1/54  2,052 2,137
UMBS, TBA (2)
2.50%, 9/1/39  2,329 2,162
3.00%, 9/1/39  2,954 2,804
3.50%, 9/1/39  2,896 2,809
4.00%, 9/1/54  379 360
80,072
U.S. Government Obligations  96.5%
Government National Mortgage Assn.
1.50%, 3/20/36 - 4/20/52  24,934 20,511
2.00%, 11/20/50 - 12/20/52  194,085 163,522
2.50%, 8/20/50 - 9/20/52  225,426 196,903
3.00%, 11/20/26 - 11/20/51  140,747 128,277
3.50%, 7/20/27 - 5/20/51  103,484 97,602
4.00%, 3/20/39 - 10/20/52  74,720 72,343
4.50%, 5/20/30 - 4/20/53  71,916 71,169
5.00%, 5/15/33 - 2/20/54  67,293 67,654
5.50%, 5/20/31 - 6/20/53  49,236 50,095
6.00%, 6/20/31 - 6/20/54  22,426 22,971
6.50%, 3/15/26 - 3/20/54  3,000 3,093
7.00%, 1/20/28 - 1/20/34  233 240
7.50%, 9/15/25 - 6/15/32  298 305
8.00%, 1/15/25 - 3/15/30  138 140
9.00%, 3/20/25  — —
Government National Mortgage Assn., CMO
3.00%, 2/20/46 - 11/20/47  3,031 2,498

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 10/20/50  2,560 2,193
Government National Mortgage Assn., CMO, IO
3.00%, 2/20/46 - 1/20/50  4,027 520
3.50%, 8/20/29 - 4/20/46  13,297 1,452
4.00%, 10/20/42 - 6/20/49  16,616 2,872
4.50%, 4/20/39 - 6/20/49  6,464 760
Government National Mortgage Assn., TBA (2)
2.00%, 9/20/54  3,335 2,809
2.50%, 9/20/54  3,213 2,809
3.00%, 9/20/54  351 318
3.50%, 9/20/54  22,864 21,293
5.00%, 9/20/54  19,595 19,559
5.50%, 9/20/54  19,385 19,512
6.00%, 9/20/54  19,905 20,199
991,619
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $1,129,805) 1,071,691
SHORT-TERM INVESTMENTS  3.8%
Money Market Funds  3.8%
T. Rowe Price Government Reserve Fund, 5.34% (3)(4) 39,230 39,230
Total Short-Term Investments (Cost $39,230) 39,230
Total Investments in Securities  108.8%
(Cost $1,176,409) $ 1,118,493
Other Assets Less Liabilities (8.8)% (90,498)
Net Assets 100.0% $ 1,027,995
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,572 and represents 0.7% of net assets.
(2) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $94,634 and represents 9.2% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE GNMA Fund

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ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS
 (1.6)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (1.6)%
U.S. Government Agency Obligations  (0.8)%
UMBS, TBA
3.00%, 9/1/54  788 (699)
3.50%, 9/1/54  6,088 (5,605)
5.00%, 9/1/54  2,628 (2,609)
(8,913)
U.S. Government Obligations  (0.8)%
Government National Mortgage Assn., TBA
4.00%, 9/20/54  5,359 (5,122)
5.00%, 9/20/54  2,818 (2,813)
(7,935)
Total TBA Sales Commitments (Proceeds $(16,804)) (16,848)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 38 U.S. Treasury Long Bond contracts 12/24 (4,679) $ 61
Short, 244 U.S. Treasury Notes five year contracts 12/24 (26,693) 76
Short, 56 U.S. Treasury Notes two year contracts 12/24 (11,623) 10
Short, 32 Ultra U.S. Treasury Bonds contracts 12/24 (4,222) 49
Short, 198 Ultra U.S. Treasury Notes ten year
contracts 12/24 (23,252) 182
Net payments (receipts) of variation margin to date (174)
Variation margin receivable (payable) on open futures contracts $ 204

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.34% $ —# $ — $ 554+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government
Reserve Fund, 5.34% $ 52,925  ¤  ¤ $ 39,230^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $554 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $39,230.

T. ROWE PRICE GNMA Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE GNMA Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE GNMA Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,079,263 $ — $ 1,079,263
Short-Term Investments 39,230 — — 39,230
Total Securities 39,230 1,079,263 — 1,118,493
Futures Contracts* 378 — — 378
Total $ 39,608 $ 1,079,263 $ — $ 1,118,871
Liabilities
TBA Sales Commitments $ — $ 16,848 $ — $ 16,848
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government & Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F70-054Q1 08/24